Management of financial risks, financial instruments, and other risks (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Bank receipt of deposits	$ 15,808,541	$ 9,667,300
Deposits From Customers	96.00%	97.00%
Deposits From Customers 1	(0.00%)	1.00%
Time Deposit1	(0.00%)	0.00%
Borrowings and financing	$ 585,568	$ 147,243
Borrowings and financing percentage	4.00%	2.00%
Instruments Eligible As Capital	$ 11,507	$ 12,056
Instruments Eligible As Capital1	0.00%	0.00%
Total Deposits From Customers	100.00%	100.00%
Not Later Than Twelvemonth [Member]
IfrsStatementLineItems [Line Items]
Bank receipt of deposits	$ 14,160,805	$ 7,663,355
Deposits From Customers RdbV	(0)	31,557
Time Deposit	(0)	19,181
Borrowings and financing	38,329	23,577
Instruments Eligible As Capital		(0)
Deposits From Customers One	14,199,134	7,737,670
Not Over Than Twelvemonth [Member]
IfrsStatementLineItems [Line Items]
Bank receipt of deposits	113,154	64,753
Deposits From Customers RdbV	(0)	(0)
Time Deposit	(0)	(0)
Borrowings and financing	547,239	123,666
Instruments Eligible As Capital	11,507	12,056
Deposits From Customers One	671,900	200,475
Total [Member]
IfrsStatementLineItems [Line Items]
Bank receipt of deposits	14,273,959	7,728,108
Deposits From Customers RdbV	(0)	31,557
Time Deposit	(0)	19,181
Borrowings and financing	585,568	147,243
Instruments Eligible As Capital	11,507	12,056
Deposits From Customers One	$ 14,871,034	$ 7,938,145